UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/29/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      KAMES CAPITAL plc

Address:   3 Lochside Crescent, Edinburgh Park, Edinburgh EH12 9SA


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   GREG COOPER
Title:	CHIEF ADMINISTRATION OFFICER
Phone:  +44 131 549 6155

Signature,  Place,  and  Date  of  Signing:

/s/ GREG COOPER				EDINBURGH, UNITED KINGDOM	04/24/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83
Form 13F Information Table Value Total:  $  428,652,692
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                  COLUMN 2         COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ----------------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ----------------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
ABBVIE INC                   COMMON STOCK USD        00287Y109 17053000  418785            FULL       NO OTHER SOLE
AFLAC INCORPORATED           COMMON STOCK USD        001055102 1629421   31329             FULL       NO OTHER SOLE
ALLERGAN, INC.               COMMON STOCK USD        018490102 1558885   13966             FULL       NO OTHER SOLE
ALTRIA GROUP, INC.           COMMON STOCK USD        02209S103 451937    13153             FULL       NO OTHER SOLE
AMERICAN INTERNATIONAL GROUP COMMON STOCK USD        026874784 1582283   40791             FULL       NO OTHER SOLE
AMERICAN TOWER CORPORATION   REIT USD                03027X100 1557581   20252             FULL       NO OTHER SOLE
AMETEK, INC.                 COMMON STOCK USD        031100100 2486773   57365             FULL       NO OTHER SOLE
AMGEN INC.                   COMMON STOCK USD        031162100 2798148   27299             FULL       NO OTHER SOLE
ANADARKO PETROLEUM CORPORATI COMMON STOCK USD        032511107 1217850   13939             FULL       NO OTHER SOLE
ANALOG DEVICES, INC.         COMMON STOCK USD        032654105 230773    4965              FULL       NO OTHER SOLE
APPLE INC.                   COMMON STOCK USD        037833100 4575168   10341             FULL       NO OTHER SOLE
ARTHUR J. GALLAGHER & CO.    COMMON STOCK USD        363576109 490561    11878             FULL       NO OTHER SOLE
AT&T INC.                    COMMON STOCK USD        00206R102 3926339   106983            FULL       NO OTHER SOLE
AUTOMATIC DATA PROCESSING, I COMMON STOCK USD        053015103 467097    7185              FULL       NO OTHER SOLE
BAXTER INTERNATIONAL INC.    COMMON STOCK USD        071813109 227041    3126              FULL       NO OTHER SOLE
CELGENE CORPORATION          COMMON STOCK USD        151020104 1763845   15220             FULL       NO OTHER SOLE
CHEVRON CORPORATION          COMMON STOCK USD        166764100 37122318  312556            FULL       NO OTHER SOLE
CISCO SYSTEMS, INC.          COMMON STOCK USD        17275R102 3068303   146879            FULL       NO OTHER SOLE
CITIGROUP INC.               COMMON STOCK USD        172967424 1086845   24567             FULL       NO OTHER SOLE
COACH, INC.                  COMMON STOCK USD        189754104 1199099   24006             FULL       NO OTHER SOLE
COMCAST CORPORATION          COMMON STOCK USD        20030N101 3206700   76350             FULL       NO OTHER SOLE
CROWN CASTLE INTERNATIONAL C COMMON STOCK USD        228227104 1266458   18191             FULL       NO OTHER SOLE
CROWN HOLDINGS, INC.         COMMON STOCK USD        228368106 1210601   29101             FULL       NO OTHER SOLE
CUMMINS INC.                 COMMON STOCK USD        231021106 1638016   14144             FULL       NO OTHER SOLE
D.R. HORTON, INC.            COMMON STOCK USD        23331A109 1167937   48083             FULL       NO OTHER SOLE
DIRECTV                      COMMON STOCK USD        25490A309 1292966   22852             FULL       NO OTHER SOLE
EMERSON ELECTRIC CO.         COMMON STOCK USD        291011104 19259177  344899            FULL       NO OTHER SOLE
EXXON MOBIL CORPORATION      COMMON STOCK USD        30231G102 463500    5150              FULL       NO OTHER SOLE
GARTNER, INC.                COMMON STOCK USD        366651107 1169380   21492             FULL       NO OTHER SOLE
GOOGLE INC.                  COMMON STOCK USD        38259P508 4544023   5728              FULL       NO OTHER SOLE
GREENHILL & CO., INC.        COMMON STOCK USD        395259104 1128293   21137             FULL       NO OTHER SOLE
HARRIS CORPORATION           COMMON STOCK USD        413875105 14978138  323292            FULL       NO OTHER SOLE
HUNTINGTON BANCSHARES INCORP COMMON STOCK USD        446150104 1604515   217709            FULL       NO OTHER SOLE
INTERNATIONAL BUSINESS MACHI COMMON STOCK USD        459200101 793039    3719              FULL       NO OTHER SOLE
ISHARES TRUST                ETP USD                 464287234 398127    9326              FULL       NO OTHER SOLE
ISHARES, INC.                ETP USD                 464286665 2161900   43499             FULL       NO OTHER SOLE
JOHNSON & JOHNSON            COMMON STOCK USD        478160104 29718934  364783            FULL       NO OTHER SOLE
JPMORGAN CHASE & CO.         COMMON STOCK USD        46625H100 2476367   52211             FULL       NO OTHER SOLE
KINDER MORGAN INC.           COMMON STOCK USD        49456B101 1158244   29952             FULL       NO OTHER SOLE
LOCKHEED MARTIN CORPORATION  COMMON STOCK USD        539830109 16083598  166773            FULL       NO OTHER SOLE
LOWE'S COMPANIES, INC.       COMMON STOCK USD        548661107 1088640   28724             FULL       NO OTHER SOLE
LSI CORPORATION              COMMON STOCK USD        502161102 1047339   154703            FULL       NO OTHER SOLE
MARATHON PETROLEUM CORPORATI COMMON STOCK USD        56585A102 3431835   38306             FULL       NO OTHER SOLE
MARSH & MCLENNAN COMPANIES,  COMMON STOCK USD        571748102 1613414   42503             FULL       NO OTHER SOLE
MATTEL, INC.                 COMMON STOCK USD        577081102 12869989  294036            FULL       NO OTHER SOLE
MAXIM INTEGRATED PRODUCTS, I COMMON STOCK USD        57772K101 9135378   279881            FULL       NO OTHER SOLE
MCDONALD'S CORPORATION       COMMON STOCK USD        580135101 21788498  218584            FULL       NO OTHER SOLE
MEAD JOHNSON NUTRITION COMPA COMMON STOCK USD        582839106 1369250   17686             FULL       NO OTHER SOLE
MERCK & CO., INC.            COMMON STOCK USD        58933Y105 3991570   90307             FULL       NO OTHER SOLE
MEREDITH CORPORATION         COMMON STOCK USD        589433101 231626    6054              FULL       NO OTHER SOLE
MICROSOFT CORPORATION        COMMON STOCK USD        594918104 2198253   76862             FULL       NO OTHER SOLE
NATIONAL OILWELL VARCO, INC. COMMON STOCK USD        637071101 1669747   23604             FULL       NO OTHER SOLE
NATIONAL PENN BANCSHARES, IN COMMON STOCK USD        637138108 239552    22409             FULL       NO OTHER SOLE
NETAPP, INC.                 COMMON STOCK USD        64110D104 1130228   33096             FULL       NO OTHER SOLE
NIKE, INC.                   COMMON STOCK USD        654106103 1298767   22013             FULL       NO OTHER SOLE
OLD DOMINION FREIGHT LINE, I COMMON STOCK USD        679580100 998357    26135             FULL       NO OTHER SOLE
OMNICOM GROUP INC.           COMMON STOCK USD        681919106 1724711   29287             FULL       NO OTHER SOLE
ORACLE CORPORATION           COMMON STOCK USD        68389X105 2631042   81406             FULL       NO OTHER SOLE
PFIZER INC.                  COMMON STOCK USD        717081103 41475963  1438133           FULL       NO OTHER SOLE
PHILIP MORRIS INTERNATIONAL  COMMON STOCK USD        718172109 28428138  306602            FULL       NO OTHER SOLE
PLAINS ALL AMERICAN PIPELINE MLP USD                 726503105 3254063   57633             FULL       NO OTHER SOLE
POLARIS INDUSTRIES INC.      COMMON STOCK USD        731068102 1457577   15761             FULL       NO OTHER SOLE
PUBLIC SERVICE ENTERPRISE GR COMMON STOCK USD        744573106 463732    13512             FULL       NO OTHER SOLE
REYNOLDS AMERICAN INC.       COMMON STOCK USD        761713106 30047618  675531            FULL       NO OTHER SOLE
SCHLUMBERGER LIMITED         COMMON STOCK USD        806857108 1505505   20119             FULL       NO OTHER SOLE
SIMON PROPERTY GROUP, INC.   REIT USD                828806109 242778    1531              FULL       NO OTHER SOLE
T. ROWE PRICE GROUP, INC.    COMMON STOCK USD        74144T108 473714    6328              FULL       NO OTHER SOLE
TAIWAN SEMICONDUCTOR MANUFAC ADR USD                 874039100 19407121  1128321           FULL       NO OTHER SOLE
TARGET CORPORATION           COMMON STOCK USD        87612E106 1355318   19803             FULL       NO OTHER SOLE
THE CLOROX COMPANY           COMMON STOCK USD        189054109 424011    4790              FULL       NO OTHER SOLE
THE COCA-COLA COMPANY        COMMON STOCK USD        191216100 7208551   178341            FULL       NO OTHER SOLE
THE ESTEE LAUDER COMPANIES I COMMON STOCK USD        518439104 1121246   17514             FULL       NO OTHER SOLE
THE PROCTER & GAMBLE COMPANY COMMON STOCK USD        742718109 11058471  143616            FULL       NO OTHER SOLE
THE TJX COMPANIES, INC.      COMMON STOCK USD        872540109 1151334   24638             FULL       NO OTHER SOLE
TIME WARNER INC.             COMMON STOCK USD        887317303 3072313   53311             FULL       NO OTHER SOLE
TUPPERWARE BRANDS CORPORATIO COMMON STOCK USD        899896104 2107924   25785             FULL       NO OTHER SOLE
UNION PACIFIC CORPORATION    COMMON STOCK USD        907818108 1981939   13923             FULL       NO OTHER SOLE
UNITED TECHNOLOGIES CORPORAT COMMON STOCK USD        913017109 4447633   47609             FULL       NO OTHER SOLE
UNITEDHEALTH GROUP INCORPORA COMMON STOCK USD        91324P102 1777873   31098             FULL       NO OTHER SOLE
VISA INC.                    COMMON STOCK USD        92826C839 1994902   11752             FULL       NO OTHER SOLE
WELLS FARGO & COMPANY        COMMON STOCK USD        949746101 3081466   83373             FULL       NO OTHER SOLE
WESTERN DIGITAL CORPORATION  COMMON STOCK USD        958102105 1347488   26805             FULL       NO OTHER SOLE
XILINX, INC.                 COMMON STOCK USD        983919101 1094638   28693             FULL       NO OTHER SOLE
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